Vessel Operating and Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Voyage Expenses [Abstract]
Brokerage commissions	$ 1,661,958	$ 521,052
Brokerage commissions- related party	1,437,276	372,037
Port & other expenses	5,794,018	3,916,046
Bunkers consumption	20,430,020	6,251,624
Gain on bunkers	(3,858)	(1,241)
Total Voyage expenses	29,319,414	11,059,518
Vessel Operating Expenses [Abstract]
Crew & crew related costs	12,315,509	7,037,784
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	4,892,750	3,166,746
Lubricants	1,058,930	601,049
Insurances	1,434,441	875,873
Tonnage taxes	342,796	147,569
Other	1,663,864	532,850
Total Vessel operating expenses	$ 21,708,290	$ 12,361,871